Document and Entity Information	Dec. 12, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001099219
Document Type	8-K
Document Period End Date	Dec. 12, 2019
Entity Registrant Name	METLIFE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15787
Entity Tax Identification Number	13-4075851
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166-0188
City Area Code	212
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MET
Security Exchange Name	NYSE
Series A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Non-Cumulative Preferred Stock, Series A, par value $0.01
Trading Symbol	MET PRA
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing a 1/1000th interest in a share of 5.625% Non-Cumulative Preferred Stock,Series E
Trading Symbol	MET PRE
Security Exchange Name	NYSE